                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ X ]; Amendment Number: 1

    This Amendment (Check only one.):  [ X ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Chief Operations Officer, Director of Portfolio
Management
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady      Dayton, Ohio         August 3, 2000
_________________     _______________      ________________
   [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     63

Form 13F Information Table Value Total:     $270,943
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]
























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

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                             6/30/00

                                                                               COLUMN 6                       COLUMN 8
                                                                           INVESTMENT DISCRETION          VOTING AUTHORITY
                    COLUMN 2                COLUMN 4           COLUMN 5                          COLUMN 7
COLUMN 1            TITLE       COLUMN 3    VALUE        SHRS OR  SH/  PUT/                 OTHER
NAME OF ISSUER      OF CLASS     CUSIP      (x$1,000)    PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------      --------    --------    ---------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----

21st Century
  Insurance           common     90130N103    8746        555308  sh         555308                       555308
Aceto Corp            common     004446100    5004        454869  sh         454869                       454869
Actrade Intl, Ltd.    common     004931101   12521        610759  sh         610759                       610759
America Service
  Group               common     02364l109    5802        283045  sh         283045                       283045
American Capital
  Strategies          common     024937104     850         35610  sh          35610                        35610
American Financial
  Hldgs.              common     026075101    4330        272740  sh         272740                       272740
AT&T                  common     001957109    2687         84966  sh          84966                        84966
AT&T Liberty Media
  Grp Cl A            common     001957208   14344        591502  sh         591502                       591502
Atlas Pipeline
  Partners            common     049392103    1698        122910  sh         122910                       122910
Autotote Corp.        common     053323101     776        177470  sh         177470                       177470
Bank United Corp      common     065412108    8086        229810  sh         229810                       229810
Brown Forman cl B     common     115637209    4547         84600  sh          84600                        84600
Capital Automotive
  REIT Inc            common     139733109    8460        598910  sh         598910                       598910
Carmike Cinemas       common     143436103    1342        346225  sh         346225                       346225
Central Newspaper     common     154647101   19597        309831  sh         309831                       309831
CenturyTel Inc.       common     156700106    4553        158365  sh         158365                       158365
Chris Craft           common     170520100    8740        132293  sh         132293                       132293
CNS Inc.              common     126136100    3143        661780  sh         661780                       661780
Coldwater Creek Inc.  common     193068103     376         12490  sh          12490                        12490
Danielson Holdings    common     236274106    2078        426335  sh         426335                       426335
Dial Corp             common     25247D101    2665        256890  sh         256890                       256890
Dime Bancorp          common     25429Q102    9885        627630  sh         627630                       627630
Donnelley R R &
  Sons Co             common     257867101    5091        225640  sh         225640                       225640
Duke-Weeks Realty
  Corporation         common     264411505    2238        100000  sh         100000                       100000
Dun & Bradstreet      common     26483b106    4675        163310  sh         163310                       163310
East West Bank        common     27579R104     395         27500  sh          27500                        27500
Encompass Services    common     29255U104    1612        280337  sh         280337                       280337
Freddie Mac           common     313400301    4891        120773  sh         120773                       120773


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

Gainsco Inc           common     363127101     465         93000  sh          93000                        93000
Greenpoint
  Financial Corp.     common     395384100    7689        410064  sh         410064                       410064
Hollinger
  International       common     435569108     320         23460  sh          23460                        23460
Imperial Credit
  Inds.               common     452729106    4779       1124390  sh        1124390                      1124390
Kent Electronics
  Convt.              conv bond  490553aa2     284        320000  prn        320000                       320000
Knight-Ridder         common     499040103    3410         64120  sh          64120                        64120
Lancaster Colony      common     513847103    3249        166639  sh         166639                       166639
Lee Enterprises       common     523768109    5034        215948  sh         215948                       215948
Leucadia National     common     527288104   11284        494657  sh         494657                       494657
Local Financial
  Corporation         common     539553107    4674        560135  sh         560135                       560135
Markel Corporation    common     570535104    3921         27685  sh          27685                        27685
McCormick & Company,
  Inc.                common     579780206    1950         60000  sh          60000                        60000
Mercury General
  Corp.               common     589400100    1536         65000  sh          65000                        65000
Meredith Corp.        common     589433101    3758        111340  sh         111340                       111340
Moto Photo            common     619821101     472        559760  sh         559760                       559760
North Fork Bancorp    common     659424105    7070        467420  sh         467420                       467420
Philip Morris         common     718154107    4177        157249  sh         157249                       157249
Prologis Trust        common     743410102    6116        286966  sh         286966                       286966
RailAmerica, Inc.     common     750753105     756        118632  sh         118632                       118632
Reynolds & Reynolds   common     761695105    4046        221681  sh         221681                       221681
RLI Corp.             common     749607107    3377         97188  sh          97188                        97188
Robbins & Myers       conv bond  770196aa1    5067       5258000  prn       5258000                      5258000
Sirius Satellite
  Radio Inc.          common     82966U103    2327         52519  sh          52519                        52519
Spherion Inc.         common     848420105    4222        237879  sh         237879                       237879
Sport-Haley           common     848925103     248         60000  sh          60000                        60000
Standard Management   common     853612109     426        119513  sh         119513                       119513
Standard Register     common     853887107     390         27400  sh          27400                        27400
Supreme Ind. Inc      common     868607102    2513        558544  sh         558544                       558544
Telephone &
  Data Systems        common     879433100    9634         96101  sh          96101                        96101
Tootsie Roll          common     890516107    5142        146901  sh         146901                       146901
Trinity Industries
  Inc                 common     896522109    4078        220430  sh         220430                       220430
UST Inc.              common     902911106    3069        208920  sh         208920                       208920
V.F. Corporation      common     918204108    1786         75000  sh          75000                        75000
White Mountain
  Insurance           common     g9618e107    3372         21077  sh          21077                        21077
Williams Controls
  Inc.                common     969465103    1170        629022  sh         629022                       629022





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